REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 5 – REVENUES:

Disaggregation of revenue

	Nine months ended		Three months ended
	September 30, 2023		September 30, 2023
	2023	2022	2023	2022
	USD in thousands		USD in thousands
Development Services (*)	317	211	105	105
Products	770	295	5	29
Revenue	1,087	506	110	134

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the nine months ended September 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amount of $317 thousand. The amount was recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $722 thousand during the nine months ended September 2023 from the sale of units of the product developed in the context of these development services.

Contract fulfillment assets and Contract liabilities:

The Company’s contract fulfillment assets and contract liabilities as of September 30, 2023 and December 31, 2022 were as follows:

	September 30,	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,316	1,495
Contract liabilities	2,851	3,644

Contract liabilities include deferred service revenue and advance payment.

The change in contract fulfillment assets:

	September 30,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of the period	1,495	1,675
Contract costs recognized during the period	(179)	(180)
Balance at end of the period	1,316	1,495

The change in contract liabilities:

	September 30,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of the period	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the period	(793)	(389)
Balance at end of the period	2,851	3,644

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2023, the total RPO amounted to $2.9 million, which the Company expects to recognize over the expected manufacturing term of the product.

NOTE 6 – ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 – REVENUES AND ENTITY WIDE DISCLOSURES:

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment, as described in Note 1.

a.	Disaggregation of revenue

	Year ended on December 31,
	2022	2021
	USD in thousands
Development Services (customer A) (*)	317	-
Products	348	387
	665	387

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2022, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $317 thousand and $180 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $221 thousands during the year ended December 31, 2022 from the sale of units of the product developed in the context of these development services.

b.	Revenues by geographical area (based on the location of customers)

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2022	2021
	USD in thousands
United States	553	273
United Kingdom	65	48
Israel	-	19
Other	47	47
	665	387

c.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2022	2021
	USD in thousands
Customer A	538	-

Customer B	-	199

Customer C	65	48

d.	Contract fulfillment assets and Contract liabilities:

	December 31,
	2022	2021
	USD in thousands
Contract fulfillment assets:	1,495	1,675
Contract liabilities	3,644	2,420

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

The change in contract fulfillment assets:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	1,675	1,130
Additions during the year	-	545
Contract costs recognized during the period	(180)	-
Balance at end of year	1,495	1,675

The change in contract liabilities:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	2,420	848
Deferred revenue relating to new sales	1,613	1,641
Revenue recognized during the year	(389)	(69)
Balance at end of year	3,644	2,420

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be recognized as revenue in future periods. As of December 31, 2022, the total RPO amounted to $3,644 thousand, which the Company expects to recognize over the expected manufacturing term of the product under development.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS